CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Total
Beginning Balance, Amount at Aug. 31, 2012	$ 20,638	$ 13,798,282	$ (12,781,357)	$ 1,037,563
Beginning Balance, Shares at Aug. 31, 2012	20,638,360
Stock based compensation due to common stock purchase options		334,305		334,305
Reversal of stock based compensation due to forfeiture of stock options		(10,075)		(10,075)
Issuance of common stock and warrants at $0.64 per unit, Amount	1,875	1,198,125		1,200,000
Issuance of common stock and warrants at $0.64 per unit, Shares	1,875,000
Issuance of common stock upon the conversion of note at $0.64 per share, Amount	1,651	1,054,905		1,056,556
Issuance of common stock upon the conversion of note at $0.64 per share, Shares	1,650,869
Exercise of stock options, Amount	22	(22)
Exercise of stock options, Shares	22,672
Issuance of common stock upon the exercise of Series H Warrants, Amount	8	6,476		6,484
Issuance of common stock upon the exercise of Series H Warrants, Shares	7,812
Expense related to issuance of Series H Warrants as inducement to convert the 2012 Promissory Note		1,059,038		1,059,038
Net Loss			(4,272,532)	(4,272,532)
Ending Balance, Amount at Aug. 31, 2013	24,194	17,441,034	(17,053,889)	411,339
Ending Balance, Shares at Aug. 31, 2013	24,194,713
Stock based compensation due to common stock purchase options		701,396		701,396
Reversal of stock based compensation due to forfeiture of stock options		(356,973)		(356,973)
Exercise of stock options, Amount	82	(82)
Exercise of stock options, Shares	81,899
Stock based compensation related to restricted stock issuance, Amount	30	86,970		87,000
Stock based compensation related to restricted stock issuance, Shares	30,000
Discount on convertible promissory note due to detachable warrants		1,137,149		1,137,149
Discount on convertible promissory note due to beneficial conversion feature		1,862,851		1,862,851
Net Loss			(3,892,381)	(3,892,381)
Ending Balance, Amount at Aug. 31, 2014	$ 24,306	$ 20,872,345	$ (20,946,270)	$ (49,619)
Ending Balance, Shares at Aug. 31, 2014	24,306,612